Stockholders' Equity, Stock Option Activity (Details) - Employee Stock Option - 2015 Berry Global Group, Inc. Long-Term Incentive Plan [Member] - $ / shares shares in Thousands	12 Months Ended
	Sep. 28, 2024	Sep. 30, 2023
Number of Shares [Roll Forward]
Options outstanding, beginning of period (in shares)	11,836	11,656
Options granted (in shares)	1,086	1,343
Options exercised (in shares)	(1,411)	(1,041)
Options forfeited or cancelled (in shares)	(110)	(122)
Options outstanding, end of period (in shares)	11,401	11,836
Weighted Average Exercise Price [Roll Forward]
Options outstanding, beginning of period (in dollars per share)	$ 49.36	$ 47.33
Options granted (in dollars per share)	64.62	56.93
Options exercised (in dollars per share)	37.78	35.85
Options forfeited or cancelled (in dollars per share)	53.63	53.96
Options outstanding, end of period (in dollars per share)	52.21	49.36
Additional Information [Abstract]
Option price range at end of period, lower limit (in dollars per share)	21	21
Option price range at end of period, upper limit (in dollars per share)	$ 66.47	$ 66.47
Options exercisable at end of period (in shares)	7,898	7,349
Weighted average fair value of options granted during period (in dollars per share)	$ 21.25	$ 17.53